Cash and Cash Equivalents and Short-Term Financial Assets	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-Term Financial Assets
14.
CASH AND CASH EQUIVALENTS AND SHORT-TERM FINANCIAL ASSETS

The table below shows the breakdown of the cash and cash equivalents and short-term financial assets by currencies:

	Cash and cash equivalents		Short-term financial assets
by currency	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Swiss Franc	45,716	2,810	126,000	61,000
US Dollar	33,766	15,234	1,031	9,955
Euro	539	8,960	4,653	-
Iceland Krona	440	648	-	-
Other	868	56	-	-
Total	81,329	27,708	131,684	70,955

Cash and cash equivalents consist primarily of cash balances held at banks. Short-term financial assets consist of fixed term bank deposits with maturities between three and nine months.